SCHEDULE OF OPERATING LEASE LIABILITY PAYABLE (Details) - USD ($)	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Leases
2023	$ 72,962	$ 154,310
2024	99,367	96,944
2025	102,147	99,458
2026	104,926	102,231
2027	107,706	105,048
Thereafter	252,241	258,025
Total remaining payments	739,349	816,016
Less imputed interest	254,973	219,923
Total lease liability	$ 484,376	$ 596,093	$ 451,208